UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
                      STERLING CAPITAL SMALL CAP VALUE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 FEDERAL STREET
                                BOSTON, MA 02110
               (Address of principal executive offices) (Zip code)


                                 SEI CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781


                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.




                         THE ADVISORS' INNER CIRCLE FUND




STERLING CAPITAL SMALL CAP VALUE FUND
ANNUAL REPORT                                                   OCTOBER 31, 2006

--------------------------------------------------------------------------------






                                 [LOGO OMITTED]
                                    STERLING
                                  CAPITAL SMALL
                                 CAP VALUE FUND
                      ------------------------------------






--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Overview of Economic and Market Conditions................................     1
Schedule of Investments...................................................     6
Statement of Assets and Liabilities.......................................     9
Statement of Operations...................................................    10
Statement of Changes in Net Assets........................................    11
Financial Highlights......................................................    12
Notes to Financial Statements.............................................    13
Report of Independent Registered Public Accounting Firm...................    21
Disclosure of Fund Expenses...............................................    22
Trustees and Officers of The Advisors' Inner Circle Fund..................    24
Notice to Shareholders....................................................    32
Shareholder Voting Results................................................    33
--------------------------------------------------------------------------------




The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-450-3722; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

To Our Fellow Shareholders:

The Sterling Capital Small Cap Value Fund (the "Fund") returned 19.31% for the year ended October 31, 2006 compared to the Russell 2000 Value Index return of 22.90% and the Russell 2000 Index of 19.98%. While the absolute returns for both the Fund and the small cap market in general have been favorable over the past few years, we continue to find attractive opportunities in select issues. Our commentary below reflects our belief that income-oriented equity investments will offer poor total returns over the next few years and we are therefore underweighted these industries in our portfolio.

When investment historians review the post "dot.com" bubble investment landscape, they will likely simplify the collective investment wisdom as being reactionary in our distaste for growth investment spending (e.g. remember the $3 million Super-Bowl spots paid for by new internet companies with fresh IPO cash) and our unquenched thirst for yield.

Like most things, external events set into motion a paradigm that has driven investors to chase dividend or income yield, with less and less consideration of the risk being assumed or growth rate implied in these investments. The out performance of income oriented equities observed in TABLE 1 are not independent in nature, but stem from the same momentum in investor psychology.

                                     TABLE 1
        ANNUALIZED RETURNS FOR INCOME ORIENTED INVESTMENTS (% ANNUALIZED)
                                 2001 - Q3 2006
        ------------------------------------------------------------------
             Income Trusts (Canadian)                        22.8%
             Real Estate Investment Trusts                   19.7
             Utilities                                       11.9
             Lehman High Yield Index                          9.0
             10-Year Treasury Bond                            5.3

             Russell 3000                                     2.8
             S&P 500                                          1.9
        ------------------------------------------------------------------

        *Total returns for the traditionally yield-oriented Electric Utility Industry are skewed lower due to failed unregulated business ventures such as energy trading.


The cataclysm of "9/11" and the general fear manifest in the investing public created an instant magnetic pull toward income and away from growth. This combined with slowing economic activity in early 2001 to fuel a general thirst for more defensive

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

income-oriented investments. The dividend tax cut of 2003, which lowered tax rates on dividends from 38.6% to 15.0%, provided an additional external catalyst for businesses to increase their dividend yields by raising dividends at a faster rate than earnings. The subsequent out performance of these higher yielding investments began to draw interest from government and corporate pension plan sponsors who faced spiraling pension and healthcare liabilities and shrinking assets as the "dot.com" meltdown affected valuations of the largest technology companies in the S&P 500 Index.

Originators and underwriters (i.e. brokerage and insurance operators), which are in the business of creating fee-rich financial products to meet demand, began originating high yielding Real Estate Investment Trust ("REIT") funds, real estate backed annuities, income trusts (due to a tax loophole in the Canadian tax code), royalty trusts (to play the concomitant oil/gas commodity boom), and collateralized debt obligations backed by real estate (with juicy yields on junior tranches), among others. As interest rates fell throughout 2001-2004, capital appreciation from these formerly "defensive investments" was only outdone by the equities of leveraged industrial related businesses that were allowed to re-finance their way back to prosperity. The boom in the residential housing market was no doubt primarily stimulated by falling interest rates. Lower interest rates also stoked dramatic capital appreciation in commercial real estate and convinced "sophisticated investors" to accept lower and lower cap rates on real estate and other income producing assets noted in CHART 1.

                                     CHART 1

                              [LINE GRAPH OMITTED]
                            Plot Points as follows:

                 REIT CAP RATE SPREAD OVER THE 10-YEAR TREASURY

Period          10-Year Treasury              REIT Cap Rate
Q1 '01                4.89                         9.5
Q2 '01                5.28                         9.6
Q3 '01                4.73                         9.4
Q4 '01                5.09                         9.4
Q1 '02                5.28                         9.4
Q2 '02                4.81                         9.1
Q3 '02                3.59                         9.1
Q4 '02                3.82                         9.0
Q1 '03                3.90                         8.8
Q2 '03                3.28                         8.6
Q3 '03                3.94                         8.5
Q4 '03                4.26                         8.2
Q1 '04                3.84                         8.1
Q2 '04                4.62                         7.9
Q3 '04                4.12                         7.8
Q4 '04                4.22                         7.6
Q1 '05                4.50                         7.5
Q2 '05                3.92                         7.1
Q3 '05                4.63                         7.0
Q4 '05                4.39                         7.0

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

Further confirming the yield chase is the experience of corporate spreads over this time period as noted in CHART 2. Many observers will recognize this trend as nothing more than a natural cyclical recovery of credit from the benign recession of 2001. They will confirm their thesis through the relatively low levels of bankruptcies and massive amounts of liquidity available to "re-finance businesses out of bankruptcy that was not available in year's past. We would agree with these arguments but also suggest that the general thirst for yield has modified investors risk appetite from one of balancing risk with total return to balancing risk with yield, a very dangerous subtlety.

                                     CHART 2
                             2001-3Q2006 OAS SPREADS

                              [LINE GRAPH OMITTED]
                            Plot Points as follows:

                      OAS SPREAD VS. COMPARABLE TREASURIES

                                       HY       AAA
                     1/31/01          687        69
                     2/28/01          684        69
                     3/30/01          717        74
                     4/30/01          692        67
                     5/31/01          653        61
                     6/29/01          697        62
                     7/31/01          715        63
                     8/31/01          711        62
                     9/28/01          899        63
                     10/31/01         882        64
                     11/30/01         782        56
                     12/31/01         728        62
                     1/31/02          701        53
                     2/28/02          731        50
                     3/29/02          627        51
                     4/30/02          626        50
                     5/31/02          666        48
                     6/28/02          768        49
                     7/31/02          915        61
                     8/30/02          918        58
                     9/30/02          996        65
                     10/31/02       1,014        64
                     11/29/02         847        53
                     12/31/02         851        53
                     1/31/03          780        47
                     2/28/03          793        45
                     3/31/03          723        39
                     4/30/03          615        36
                     5/30/03          654        37
                     6/30/03          584        32
                     7/31/03          527        39
                     8/29/03          511        41
                     9/30/03          517        38
                     10/31/03         446        37
                     11/28/03         417        35
                     12/31/03         394        35
                     1/30/04          374        34
                     2/27/04          405        33
                     3/31/04          414        34
                     4/30/04          367        33
                     5/31/04          405        37
                     6/30/04          393        38
                     7/30/04          389        36
                     8/31/04          394        35
                     9/30/04          368        34
                     10/29/04         351        33
                     11/30/04         300        30
                     12/31/04         288        28
                     1/31/05          306        29
                     2/28/05          259        26
                     3/31/05          329        32
                     4/29/05          390        34
                     5/31/05          384        34
                     6/30/05          367        32
                     7/29/05          310        32
                     8/31/05          348        34
                     9/30/05          340        32
                     10/31/05         346        33
                     11/30/05         352        35
                     12/30/05         357        37
                     1/31/06          328        36
                     2/28/06          322        35
                     3/31/06          301        37
                     4/28/06          292        37
                     5/31/06          298        39
                     6/30/06          320        41
                     7/31/06          332        41
                     8/31/06          335        38
                     9/29/06          327        37

One thing is certain, it takes capital to grow. A corporation that decides to make its stock price temporarily more attractive by increasing its dividend at a faster rate than earnings or re-organize as a REIT from a C-Corp, will not grow its earnings at the same rate after such decisions are made. Except in the rarest of circumstances, income

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

and growth are mathematically inverse to each other. You cannot achieve both for very long. We believe long term investors will be sorely disappointed in their total returns over the next five years from "income oriented investments". This is not an interest rate call, per se, but a call on slower corporate earnings growth from income oriented businesses and the higher than average probability of disappointing capital gains from future asset sales.

Again, thank you for your confidence in Sterling Capital Management.



Sincerely,

STERLING CAPITAL MANAGEMENT, LLC













THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.



                        DEFINITION OF COMPARATIVE INDICES

Russell 2000 Value Index in an unmanaged index comprised of those Russell 2000 securities which have lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index is an unmanaged index comprised of 2000 stocks of U.S. companies with small market capitalizations.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE STERLING CAPITAL SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX.(1)

-------------------------------------------------
         AVERAGE ANNUAL TOTAL  RETURN**
       FOR PERIOD ENDED OCTOBER 31, 2006
-------------------------------------------------
          Annualized   Annualized    Annualized
One Year    3 Year       5 Year     Inception to
 Return     Return       Return         Date*
-------------------------------------------------
 19.31%     15.11%       13.69%        12.61%
-------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                         Periods ended on October 31st

        STERLING CAPITAL
           SMALL CAP      RUSSELL 2000
           VALUE FUND     VALUE INDEX
1/2/97*     $10,000         $10,000
1997         13,734          12,736
1998         12,350          11,756
1999         13,464          11,841
2000         15,856          13,890
2001         16,918          15,105
2002         15,169          14,723
2003         21,067          20,655
2004         24,654          24,370
2005         26,933          27,548
2006         32,133          33,857


  *   Fund commenced operations on 1/2/97. Index comparison begins on 12/31/96.

 ** These figures represent past performance. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. If the advisor had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. If the Adviser had not limited certain expenses, the Fund's total returns would have been lower. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost.

(1) The Russell 2000 Value Index contains those Russell 2000 securities which have lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and does not reflect transaction costs.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE
 INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. A DIRECT
               INVESTMENT IN AN UNMANAGED INDEX IS NOT POSSIBLE.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

29.7%    Consumer Discretionary
28.5%    Financials
11.2%    Information Technology
 9.1%    Technology
 6.6%    Energy
 6.2%    Industrials
 4.0%    Cash Equivalents
 2.4%    Health Care
 1.4%    Consumer Staples
 0.9%    Materials & Processing

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK** -- 95.3%
--------------------------------------------------------------------------------
                                                                     MARKET
                                                        SHARES       VALUE
                                                       --------   -----------
CONSUMER DISCRETIONARY -- 29.5%
   America's Car-Mart* .............................    28,550    $   426,537
   Bandag, Cl A ....................................    18,425        692,780
   Callaway Golf ...................................   101,300      1,360,459
   Career Education* ...............................    31,050        691,794
   Catalina Marketing ..............................    79,600      2,017,860
   Champion Enterprises* ...........................   265,425      2,457,835
   Exide Technologies* .............................   322,184      1,337,064
   Fleetwood Enterprises* ..........................   127,250        908,565
   Jacuzzi Brands* .................................   154,600      1,915,494
   Kellwood ........................................    14,750        451,350
   O'Charleys* .....................................    38,700        769,743
   ProQuest* .......................................   118,700      1,518,173
   Regis ...........................................    31,200      1,171,560
   Tempur-Pedic International* .....................    20,200        398,748
   Universal Technical Institute* ..................    19,300        385,614
   Zale* ...........................................    49,100      1,416,044
                                                                  -----------
                                                                   17,919,620
                                                                  -----------
CONSUMER STAPLES -- 1.4%
   Sanderson Farms .................................    31,898        846,254
                                                                  -----------
ENERGY -- 6.5%
   Forest Oil* .....................................    51,600      1,684,224
   Peoples Energy ..................................    52,150      2,278,433
                                                                  -----------
                                                                    3,962,657
                                                                  -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK** -- CONTINUED
--------------------------------------------------------------------------------
                                                                     MARKET
                                                        SHARES       VALUE
                                                       --------   -----------
FINANCIALS -- 28.3%
   Annaly Mortgage Management ......................   150,250    $ 1,971,280
   Avatar Holdings* ................................    19,785      1,286,223
   Covanta Holding* ................................   114,710      2,332,054
   Endurance Specialty Holdings ....................    38,450      1,370,742
   First Citizens Bancshares, Cl A .................    10,300      1,934,340
   Horace Mann Educators ...........................    50,450      1,016,063
   Infinity Property & Casualty ....................    22,500        967,950
   Mills ...........................................    20,050        366,314
   Origen Financial ................................    77,427        439,011
   Phoenix .........................................   110,850      1,755,864
   Provident Financial Services ....................    25,050        459,417
   UMB Financial ...................................    13,050        467,973
   Waddell & Reed Financial, Cl A ..................    73,190      1,866,345
   Washington Federal ..............................    40,550        942,382
                                                                  -----------
                                                                   17,175,958
                                                                  -----------
HEALTH CARE -- 2.5%
   Par Pharmaceutical* .............................    75,850      1,478,316
                                                                  -----------
INDUSTRIALS -- 6.1%
   Brink's .........................................    22,000      1,154,780
   Crane ...........................................    14,750        574,365
   ElkCorp .........................................    44,150      1,109,048
   NCO Group* ......................................    32,567        878,006
                                                                  -----------
                                                                    3,716,199
                                                                  -----------
INFORMATION TECHNOLOGY -- 11.1%
   Cabot Microelectronics* .........................    54,150      1,545,983
   Commonwealth Telephone Enterprises ..............    19,100        799,526
   CSG Systems International* ......................    47,250      1,274,805
   Earthlink* ......................................   281,625      1,977,007
   Gartner* ........................................    61,850      1,150,410
                                                                  -----------
                                                                    6,747,731
                                                                  -----------
MATERIALS & PROCESSING -- 0.9%
   Trex* ...........................................    21,025        555,481
                                                                  -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK** -- CONTINUED
--------------------------------------------------------------------------------
                                                                     MARKET
                                                        SHARES       VALUE
                                                       --------   -----------
TECHNOLOGY -- 9.0%
   Agilysys ........................................    15,600    $   231,348
   Axcelis Technologies* ...........................    75,915        523,814
   Belden CDT ......................................    20,525        743,005
   Black Box .......................................    46,119      2,056,446
   Dendrite International* .........................    54,425        568,741
   Keane* ..........................................    49,240        570,692
   Polycom* ........................................    16,750        458,950
   Progress Software* ..............................    11,100        319,569
                                                                  -----------
                                                                    5,472,565
                                                                  -----------
   TOTAL COMMON STOCK
     (COST $49,617,745) ............................               57,874,781
                                                                  -----------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.9%
--------------------------------------------------------------------------------
                                                       FACE
                                                      AMOUNT
                                                    ----------
   Morgan Stanley Dean Witter
     5.000%, dated 10/31/06, to be repurchased
     on 11/01/06, repurchase price $2,389,092
     (collateralized by a U.S. Treasury Bond,
     par value $2,122,148, 12.000%, 08/15/13,
     total market value $2,436,563)(A)
     (Cost $2,388,760)..............................$2,388,760      2,388,760
                                                                  -----------
   TOTAL INVESTMENTS -- 99.2%
     (COST $52,006,505).............................              $60,263,541
                                                                  ===========

        PERCENTAGES ARE BASED ON NET ASSETS OF $60,737,316.
     *  NON-INCOME PRODUCING SECURITY.
    ** NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
   (A)  TRI-PARTY REPURCHASE AGREEMENT
    CL  CLASS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            FOR THE YEAR ENDED
                                                            OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at Value (Cost $52,006,505) .......................  $60,263,541
   Receivable for Investment Securities Sold .....................      906,805
   Receivable for Capital Shares Sold ............................       29,605
   Dividends Receivable ..........................................       10,382
                                                                    -----------
     TOTAL ASSETS ................................................   61,210,333
                                                                    -----------
LIABILITIES:
   Payable for Investment Securities Purchased ...................      341,295
   Payable due to Investment Adviser .............................       49,741
   Payable due to Administrator ..................................       10,617
   Payable for Capital Shares Redeemed ...........................        4,037
   Payable due to Trustees .......................................        2,312
   Payable due to Chief Compliance Officer .......................          356
   Other Accrued Expenses and Other Payables .....................       64,659
                                                                    -----------
     TOTAL LIABILITIES ...........................................      473,017
                                                                    -----------
   NET ASSETS ....................................................  $60,737,316
                                                                    ===========
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in Capital ..................................................  $38,470,883
Accumulated Net Realized Gain on Investments .....................   14,009,397
Net Unrealized Appreciation on Investments .......................    8,257,036
                                                                    -----------
NET ASSETS .......................................................  $60,737,316
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
Share Issued and Outstanding
     (unlimited authorization -- no par value) ...................    3,308,120
NET ASSET VALUE, Offering and Redemption Price Per Share .........       $18.36
                                                                         ======




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            FOR THE YEAR ENDED
                                                            OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ........................................................  $   680,310
Interest .........................................................       65,748
                                                                    -----------
   TOTAL INVESTMENT INCOME .......................................      746,058
                                                                    -----------
EXPENSES:
Investment Advisory Fees .........................................      754,603
Administration Fees ..............................................      125,000
Trustees' Fees ...................................................        8,509
Chief Compliance Officer Fees ....................................        6,053
Transfer Agent Fees ..............................................      172,250
Professional Fees ................................................       73,649
Printing Fees ....................................................       44,868
Registration and Filing Fees .....................................       21,870
Custodian Fees ...................................................       17,283
Other Expenses ...................................................        9,044
                                                                    -----------
TOTAL EXPENSES ...................................................    1,233,129
Less:
   Waiver of Investment Advisory Fees ............................     (287,980)
   Fees Paid Indirectly (Note 4) .................................       (3,406)
                                                                    -----------
NET EXPENSES .....................................................      941,743
                                                                    -----------
NET INVESTMENT LOSS ..............................................     (195,685)
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS .................................   22,691,205
NET CHANGE IN UNREALIZED DEPRECIATION
   ON INVESTMENTS ................................................   (8,446,370)
                                                                    -----------
NET GAIN ON INVESTMENTS ..........................................   14,244,835
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................................  $14,049,150
                                                                    ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             YEAR            YEAR
                                                                             ENDED           ENDED
                                                                          OCTOBER 31,     OCTOBER 31,
                                                                             2006            2005
                                                                         ------------    ------------
OPERATIONS:
   Net Investment Income (Loss) ......................................   $   (195,685)  $      90,811
   Net Realized Gain on Investments ..................................     22,691,205      32,120,183
   Net Change in Unrealized Depreciation on Investments ..............     (8,446,370)    (16,849,941)
                                                                         ------------   -------------
   Net Increase in Net Assets Resulting from Operations ..............     14,049,150      15,361,053
                                                                         ------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................       (101,502)             --
   Realized Capital Gains ............................................    (15,618,613)    (23,526,506)
                                                                         ------------   -------------
   Total Dividends and Distributions .................................    (15,720,115)    (23,526,506)
                                                                         ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................     17,809,586      33,586,170
   Reinvestment of Distributions .....................................     14,844,748      20,508,982
   Redeemed ..........................................................    (69,446,759)   (194,683,210)
                                                                         ------------   -------------
   Net Decrease in Net Assets from Capital Share Transactions ........    (36,792,425)   (140,588,058)
                                                                         ------------   -------------
     Total Decrease in Net Assets ....................................    (38,463,390)   (148,753,511)

NET ASSETS:
   Beginning of Year .................................................     99,200,706     247,954,217
                                                                         ------------   -------------
   End of Year (Includes Undistributed Net Investment Income
     of $0 and $64,633, respectively) ................................   $ 60,737,316   $  99,200,706
                                                                         ============   =============
SHARE TRANSACTIONS:
   Issued ............................................................      1,020,420       1,891,644
   Reinvestment of Distributions .....................................        938,217       1,173,283
   Redeemed ..........................................................     (4,095,586)    (11,148,492)
                                                                         ------------   -------------
Net Decrease in Shares Outstanding from Share Transactions ...........     (2,136,949)     (8,083,565)
                                                                         ============   =============

AMOUNT DESIGNATED AS "--" IS $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                          YEARS ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------
                                                       2006           2005        2004          2003           2002
                                                     --------      ---------    --------     ----------     ---------
Net Asset Value,
   Beginning of Year .............................    $ 18.22        $ 18.33    $  16.17       $  11.75      $  14.00
                                                      -------        -------    --------       --------      --------
Income from Investment
   Operations:
   Net Investment Income (Loss) ..................      (0.04)*         0.01*       0.07          (0.01)        (0.01)
   Net Realized and
     Unrealized Gain (Loss) ......................       3.09*          1.61*       2.61           4.54         (1.30)
                                                      -------        -------    --------       --------      --------
   Total from Investment
     Operations ..................................       3.05           1.62        2.68           4.53         (1.31)
                                                      -------        -------    --------       --------      --------
Dividends and Distributions:
   Net Investment Income .........................      (0.02)            --       (0.07)            --            --
   Net Realized Capital Gains ....................      (2.89)         (1.73)      (0.45)         (0.11)        (0.94)
                                                      -------        -------    --------       --------      --------
   Total Dividends and Distributions .............      (2.91)         (1.73)      (0.52)         (0.11)        (0.94)
                                                      -------        -------    --------       --------      --------
Net Asset Value,
   End of Year ...................................    $ 18.36        $ 18.22    $  18.33       $  16.17      $  11.75
                                                      =======        =======    ========       ========      ========
TOTAL RETURN+ ....................................      19.31%          9.24%      17.03%         38.88%       (10.34)%
                                                      =======        =======    ========       ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (000)                         $60,737        $99,201    $247,954       $227,702      $167,698
Ratio of Expenses to
   Average Net Assets ............................       1.25%(1)       1.25%(1)    1.25%          1.25%         1.25%
Ratio of Expenses to Average Net Assets
   (without Waivers and Fees
   Paid Indirectly) ..............................       1.63%          1.47%       1.36%          1.35%         1.31%
Ratio of Net Investment
   Income (Loss) to Average Net Assets ...........      (0.26)%         0.06%       0.33%         (0.10)%       (0.07)%
Portfolio Turnover Rate ..........................         56%            45%         41%            46%           24%

*   PER SHARE CALCULATIONS BASED ON THE AVERAGE SHARES METHOD.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER IF THE ADVISOR DID NOT WAIVE A PORTION OF ITS FEE.
(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.
AMOUNTS  DESIGNATED  AS "--" ARE  EITHER $0 OR HAVE BEEN ROUNDED TO $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The investment objective of the Fund is long-term total return. The Fund invests primarily (at least 90% of its net assets) in common stocks of companies with market capitalizations of $100 million to $2 billion. The financial statements herein are those of the Sterling Capital Small Cap Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

     approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co., (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.150% on the first $250 million of the Fund's average daily net assets; 0.125% on the next $250 million of the Fund's average daily net assets; 0.100% on all Funds average daily net assets over $500 million

The Fund is subject to a minimum annual administration fee of $125,000 and $20,000 per each additional class.

During the years ended October 31, 2006 and October 31, 2005, the Fund earned cash management credits, which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Fund that were serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Sterling Capital Management, LLC

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

(the "Adviser"). During the year ended October 31, 2006, the Fund paid $86,212, to third parties for such services.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

On April 7, 2005, BB&T Corporation ("BB&T") acquired a 70% ownership interest in the Adviser. The Adviser now operates as an independently managed subsidiary of BB&T. Other than the change in ownership, the operations of the Adviser, the fees payable, and persons responsible for day-to-day investment management of the Fund remains unchanged. This transaction resulted in a change of control of the Adviser and constituted an "assignment" of the old Agreement, which terminated automatically upon this assignment. On February 23, 2005, the Board of Trustees of the Trust (the "Board") approved a new investment advisory agreement to take affect upon shareholder approval. Shareholder approval was received on July 13, 2005.

The Trust and the Adviser are parties to an Investment Advisory Agreement dated July 13, 2005, under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to limit the Fund's total operating expenses to a maximum of 1.25% of average daily net assets of the Fund. The Adviser, at its sole discretion, reserves the right to terminate this arrangement at any time.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2006, the Fund made purchases of $41,658,134 and sales of $96,376,989 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for wash sales, and a distribution reclass. Permanent book and tax differences relating to shareholder distributions

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

and redemptions utilized as distributions for Federal income tax purposes resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences relating to distributions received from REITs, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These reclassifications had no impact on the net assets or net asset value of the Fund. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2006:

                                   UNDISTRIBUTED   ACCUMULATED
                                  NET INVESTMENT    REALIZED
                                      INCOME          GAIN       PAID-IN CAPITAL
                                  --------------   ------------  ---------------
     Small Cap Value Fund...........   $232,554    $(8,615,570)     $8,383,016

The tax character of dividends and distributions paid during the last two fiscal years were as follows:
                                         ORDINARY      LONG-TERM
                                          INCOME      CAPITAL GAIN       TOTAL
                                        ----------    ------------   -----------
        2006........................    $  810,653     $14,909,462   $15,720,115
        2005........................     3,794,861      19,731,645    23,526,506

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income...............................    $ 2,289,539
     Undistributed Long-Term
       Capital Gains.............................................     11,970,640
     Unrealized Appreciation ....................................      8,006,104
     Other Temporary Differences.................................            150
                                                                     -----------
     Total Distributable Earnings ...............................    $22,266,433
                                                                     ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at October 31, 2006, were as follows:

                          AGGREGATE GROSS     AGGREGATE GROSS
             FEDERAL        UNREALIZED           UNREALIZED       NET UNREALIZED
            TAX COST       APPRECIATION         DEPRECIATION       APPRECIATION
           -----------    ---------------      --------------     --------------
           $52,257,437      $10,615,304        $(2,609,200)        $8,006,104

8. OTHER:

At October 31, 2006, 50% of total shares outstanding were held by three record shareholders of the Fund each owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------

10. SUBSEQUENT EVENT:

At a meeting of the Board of Trustees of the Trust held on May 16, 2006, the Board approved the reorganization of the Fund into a newly-created series of the BB&T Funds, which will be named the Sterling Capital Small Cap Value Fund (the "BB&T Sterling Fund"), pursuant to an Agreement and Plan of Reorganization (the "Reorganization Agreement"). Sterling Capital Management, LLC currently serves as Adviser to the Fund and will serve as Adviser to the BB&T Sterling Fund.

The Reorganization Agreement sets forth the terms by which the Fund will transfer its assets and liabilities to the BB&T Sterling Fund in exchange for shares of the BB&T Sterling Fund, and subsequently distribute those BB&T shares to Fund shareholders (the "Reorganization"). As a result of the Reorganization, shareholders of the Fund will become shareholders of the BB&T Sterling Fund.

At a shareholder meeting held on November 8, 2006, shareholders approved the Reorganization which is anticipated to occur on December 15, 2006.

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board selected Ernst & Young LLP ("E&Y") to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. However, due to E&Y's inability to clear independence as a result of its affiliation with a related party to the Fund, the Audit Committee rehired KPMG LLP to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006.

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

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Sterling Capital Small Cap Value
Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities of the Sterling Capital Small Cap Value Fund, (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, including the schedule of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position Sterling Capital Small Cap Value Fund of the Advisors' Inner Circle Fund as of October 31, 2006, and the results of its operations for the year then ended, the changes in its net assets in each of the years in the two-year period then ended, and its financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.


[GRAPHIC OMITTED]
                                  /s/ KPMG LLP



Philadelphia, Pennsylvania
December 12, 2006

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------

                            BEGINNING         ENDING                    EXPENSES
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             5/01/06         10/31/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
STERLING CAPITAL SMALL CAP VALUE FUND -- INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
ACTUAL FUND RETURN        $1,000.00         $1,053.40           1.25%     $6.47
HYPOTHETICAL 5% RETURN     1,000.00          1,018.90           1.25       6.36
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-450-3722. The following chart lists Trustees and Officers as of November 15, 2006.


                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE(1)                     THE TRUST                  TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                    Chairman                   (Since 1991)
60 yrs. old                       of the Board
                                  of Trustees










--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------




                                                         Number of
                                                        Portfolios
                                                    in The Advisors'
                                                    Inner Circle Fund
Principal Occupation(s)                                 Overseen by                    Other Directorships
  During Past 5 Years                                   Board Member                 Held by Board Member(3)
-------------------------------------------------------------------------------------------------------------------------


SEI employee 1974-present. Currently                         36                 Trustee of The Advisors' Inner
performs various services on behalf                                             Circle Fund II, Bishop Street Funds,
of SEI Investments for which                                                    SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                                            Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                                              SEI Institutional International Trust,
1986-1994. Director and Executive                                               SEI Institutional Investments Trust,
Vice President of the Administrator                                             SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                                                 SEI Liquid Asset Trust, SEI Tax
                                                                                Exempt Trust, SEI Opportunity Master
                                                                                Fund, L.P., SEI Opportunity Fund, L.P.,
                                                                                SEI Global Master Fund, PLC, SEI
                                                                                Global Assets Fund, PLC, SEI Global
                                                                                Investments Fund, PLC, SEI Investments
                                                                                Global, Limited, SEI Investments Global
                                                                                Fund Services Limited, SEI Investments
                                                                                (Europe) Ltd., SEI Investments-Unit Trust
                                                                                Management (UK) Limited, and SEI
                                                                                Global Nominee Ltd.

-------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE(1)                     THE TRUST                  TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                    Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old










--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                    Trustee                    (Since 1993)
77 yrs. old








--------------------------------------------------------------------------------
JAMES M. STOREY                     Trustee                    (Since 1994)
75 yrs. old




--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------




                                                         Number of
                                                        Portfolios
                                                    in The Advisors'
                                                    Inner Circle Fund
Principal Occupation(s)                                 Overseen by                    Other Directorships
  During Past 5 Years                                   Board Member                 Held by Board Member(3)
-------------------------------------------------------------------------------------------------------------------------


Self Employed Consultant since 2003.                         36                 Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                                            and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                                           SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                                 Limited, SEI Investments Global
Administrator and the Distributor.                                              Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                                         Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                                        SEI Asset Korea Co., Ltd. Trustee of
                                                                                The Advisors' Inner Circle Fund II,
                                                                                SEI Investments, Bishop Street Funds,
                                                                                SEI Asset Allocation Trust, SEI Daily
                                                                                Income Trust, SEI Index Funds, SEI
                                                                                Institutional International Trust, SEI
                                                                                Institutional Investments Trust, SEI
                                                                                Institutional Managed Trust, SEI Liquid
                                                                                Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------------------------------


Private investor from 1987 to present.                       36                 Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                                              Fund and Bishop Street Funds.
officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
-------------------------------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.                      36                 Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                               Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                                  Allocation Trust, SEI Daily Income
                                                                                Trust, SEI Index Funds, SEI
                                                                                Institutional International Trust, SEI
                                                                                Institutional Investments Trust, SEI
                                                                                Institutional Managed Trust, SEI Liquid
                                                                                Asset Trust and SEI Tax Exempt Trust,
                                                                                and the U.S. Charitable Gift Trust.
-------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE(1)                     THE TRUST                  TIME SERVED(2)
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.             Trustee                    (Since 1999)
64 yrs. old









--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                  Trustee                    (Since 2005)
63 yrs. old



--------------------------------------------------------------------------------
CHARLES E. CARLBOM                  Trustee                    (Since 2005)
72 yrs. old



--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                 Trustee                    (Since 2005)
64 yrs. old



--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------




                                                         Number of
                                                        Portfolios
                                                    in The Advisors'
                                                    Inner Circle Fund                    Other Directorships
Principal Occupation(s)                             Overseen by Board                       Held by Board
  During Past 5 Years                                Member/Officer(3)                     Member/Officer(3)
-------------------------------------------------------------------------------------------------------------------------


Chief Executive Officer, Newfound                            36                 Trustee, State Street Navigator
Consultants, Inc. since April 1997.                                             Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                                          Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                                  of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                                              Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                                                 Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                                                 Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                                   International Trust, SEI Institutional
                                                                                Investments Trust, SEI Institutional
                                                                                Managed Trust, SEI Liquid Asset Trust,
                                                                                SEI Tax Exempt Trust, SEI Opportunity
                                                                                Master Fund, L.P. and SEI Opportunity
                                                                                Fund, L.P.
-------------------------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                            36                 Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                                           Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
-------------------------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                           36                 Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                               The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                                               Bishop Street Funds.
Inc. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------------
Retired.                                                     36                 Director, Federal Agricultural Mortgage
                                                                                Corporation. Trustee of The Advisors'
                                                                                Inner Circle Fund II and Bishop Street
                                                                                Funds.
-------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE(1)                     THE TRUST                   TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                 President                  (Since 2003)
44 yrs. old





--------------------------------------------------------------------------------
MICHAEL LAWSON                  Controller and                (Since 2005)
46 yrs. old                Chief Financial Officer



--------------------------------------------------------------------------------
RUSSELL EMERY                  Chief Compliance               (Since 2006)
43 yrs. old                        Officer




--------------------------------------------------------------------------------
JAMES NDIAYE                   Vice President                 (Since 2004)
38 yrs. old                    and Secretary





--------------------------------------------------------------------------------
TIMOTHY D. BARTO          Assistant Vice President            (Since 2000)
38 yrs. old               and Assistant Secretary




--------------------------------------------------------------------------------
SOFIA ROSALA              Assistant Vice President            (Since 2006)
32 yrs. old               and Assistant Secretary





--------------------------------------------------------------------------------
NICOLE WELCH                   AML Officer                    (Since 2005)
29 yrs. old







--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND


--------------------------------------------------------------------------------


                                                   NUMBER OF
                                                  PORTFOLIOS
                                                IN THE ADVISORS'
                                               INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)                   OVERSEEN BY               OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                       OFFICER                    HELD BY OFFICER
-------------------------------------------------------------------------------------------------------------------------


Senior Operations Officer, SEI Investments,           N/A                            N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
-------------------------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting            N/A                            N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
-------------------------------------------------------------------------------------------------------------------------
Director of Investment Product Management             N/A                            N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
-------------------------------------------------------------------------------------------------------------------------
Employed by SEI Investments Company                   N/A                            N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
-------------------------------------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant         N/A                            N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
-------------------------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI         N/A                            N/A
Investments Management Corp. and SEI Global
Funds Services since 2005. Compliance Officer
of SEI Investments from 2001-2004. Account
and Product Consultant SEI Private Trust
Company, 1998-2001.
-------------------------------------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance           N/A                            N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
-------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                    STERLING CAPITAL
                                                   SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2006, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, each Fund is designating the following items with regard to distributions paid during the year.

                       LONG LONG
                       (15% RATE)       ORDINARY                                     QUALIFYING       QUALIFIED
                      CAPITAL GAIN       INCOME           TOTAL        QUALIFYING     DIVIDEND       SHORT-TERM
FUND                  DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS (1)   INCOME (2)   CAPITAL GAIN (3)
----------            -------------   -------------   -------------   -------------  -----------   ----------------

Sterling Capital
   Small Cap
   Value Fund ....       90.77%           9.23%          100.00%          47.11%        47.37%          67.34%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                    STERLING CAPITAL
                                                   SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A shareholder meeting was held on August 9, 2006, to approve the Agreement and Plan of Reorganization, but was adjourned due to lack of quorum and no proposals were voted.

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-450-3722

                                    ADVISER:
                        Sterling Capital Management, LLC
                              Two Morrocroft Centre
                           4064 Colony Road, Suite 300
                               Charlotte, NC 28211

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


    This information must be preceded or accompanied by a current prospectus for the Fund described.




SCM-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ -------------------------------------------------------- --------------------------------------------------------
                                             2006                                                      2005
------------------ -------------------------------------------------------- --------------------------------------------------------
                    All fees and       All fees and       All other fees     All fees and       All fees and       All other fees
                    services to the    services to        and services to    services to the    services to        and services to
                    Trust that were    service            service            Trust that were    service            service
                    pre-approved       affiliates that    affiliates that    pre-approved       affiliates that    affiliates that
                                       were               did not require                       were               did not require
                                       pre-approved       pre-approval                          pre-approved       pre-approval
-------- --------- ------------------ ------------------ ------------------ ------------------ ------------------ ------------------
 (a)      Audit        $ 27,500              N/A                N/A            $ 340,000 (2)          N/A                N/A
          Fees (1)

-------- --------- ------------------ ------------------ ------------------ ------------------ ------------------ ------------------
 (b)      Audit-          N/A                N/A                N/A                N/A                N/A                N/A
          Related
          Fees
-------- --------- ------------------ ------------------ ------------------ ------------------ ------------------ ------------------
 (c)      Tax             N/A                N/A                N/A                N/A                N/A                N/A
          Fees

-------- --------- ------------------ ------------------ ------------------ ------------------ ------------------ ------------------
 (d)      All             N/A                N/A                N/A                N/A                N/A                N/A
          Other
          Fees
-------- --------- ------------------ ------------------ ------------------ ------------------ ------------------ ------------------

(1) Audit fees include amounts related to the audit of the registrant's annual financial statements.
(2) Information for 2005 applies to the Advisors' Inner Circle Fund Trust, whereas 2006 figures pertain only to the Sterling Capital Small Cap Value Fund.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

     ---------------------------- ----------------- ----------------
                                        2006             2005
     ---------------------------- ----------------- ----------------
        Audit-Related Fees               0%               0%

     ---------------------------- ----------------- ----------------
        Tax Fees                         0%               0%

     ---------------------------- ----------------- ----------------
        All Other Fees                   0%               0%

     ---------------------------- ----------------- ----------------

(f)        Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(h)        Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable. Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             THE ADVISORS' INNER CIRCLE FUND
                                         Sterling Capital Small Cap Value Fund



By (Signature and Title)*                /s/ James F. Volk
                                         -----------------
                                         James F. Volk, President

Date: December 14, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         -----------------
                                         James F. Volk, President

Date: December 14, 2006


By (Signature and Title)*                /s/ Michael Lawson
                                         ------------------
                                         Michael Lawson, Controller & CFO

Date: December 14, 2006


* Print the name and title of each signing officer under his or her signature.